ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 4,418,668	$ 3,800,756
Customer deposits	6,592,490	4,964,622
Accrued penalty interest for overdue consideration payable (Note 18(c))		9,368,145
Accrued expenses	6,730,076	6,642,338
Other current liabilities	2,274,887	1,435,398
Accrued expenses and other current liabilities	$ 20,016,121	$ 26,211,259